Transaction Costs (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 23, 2019
Transaction Cost Abstract
Transaction costs		$ 1,254,642	$ 1,414,616	$ 1,398,598	$ 1,547,500
Issuance costs	$ 81,464	1,175,573
Legal and due diligence costs		$ 79,069
Filing fees percentage			100.00%